Summary of Reconciliation of Balance Sheet Accounts From the Managed Fleet to Total Amount in Condensed Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Reconciliation Of Current Assets And Liabilities [Line Items]
Total accounts receivable, net	$ 118,931	$ 114,805
Total prepaid expenses and other current assets	8,100	16,703
Total accounts payable and accrued expenses	21,363	24,160
Total container contracts payable	72,618	6,648
Owned Fleet
Reconciliation Of Current Assets And Liabilities [Line Items]
Total accounts receivable, net	111,519	107,457
Total prepaid expenses and other current assets	8,043	16,614
Total accounts payable and accrued expenses	20,432	22,868
Total container contracts payable	72,618	6,648
Managed Fleet
Reconciliation Of Current Assets And Liabilities [Line Items]
Total accounts receivable, net	7,412	7,348
Total prepaid expenses and other current assets	57	89
Total accounts payable and accrued expenses	$ 931	$ 1,292